Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U.S. Treasury Bills held in Trust Account [Member] | Level 1 [Member]
Assets:
U.S. Treasury Bills held in Trust Account (Matures on February 13, 2025)	$ 194,438,529	$ 192,448,657